Financial Liabilities at Fair Value through Profit or Loss - Schedule of Amounts Recognized in Profit of Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gain/(losses) recognized in “Other gains and losses” (see Note 25)
Contingent consideration of acquisition of subsidiaries	$ 124,212	$ 44,131	$ (74,249)
Preference shares liabilities		5,436,783	(8,265,459)
Call option of acquisition of subsidiaries			285,202
Convertible promissory note	(586,007)
Warrants	(214,769)
Gain/(losses) recognized in “Other gains and losses	$ (676,564)	$ 5,480,914	$ (8,054,506)